UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3352

                      (Investment Company Act File Number)


                             Federated Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  1/31/08


               Date of Reporting Period:  Quarter ended 10/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  ADJUSTABLE RATE MORTGAGES--5.2%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -1.0%
  $ 4,536,684     Federal Home Loan Mortgage Corporation, 5.410%, 1/1/2036                                               $ 4,528,416
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.2%
    13,322,144     Federal National Mortgage Association, 5.690% - 5.693%, 12/1/2036 - 3/1/2037                           13,432,789
    5,367,388     Federal National Mortgage Association, 5.768%, 2/1/2037                                                  5,425,025
                     TOTAL                                                                                                18,857,814
                     TOTAL ADJUSTABLE RATE MORTGAGES                                                                      23,386,230
                     (IDENTIFIED COST $23,393,763)
                  COLLATERALIZED MORTGAGE OBLIGATIONS--18.8%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -8.5%
    9,153,149     Federal Home Loan Mortgage Corp. REMIC 3144 FB, 5.441%, 4/15/2036                                        9,122,409
    10,487,892     Federal Home Loan Mortgage Corp. REMIC 3160 FD, 5.421%, 5/15/2036                                      10,445,370
    6,576,654     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.401%, 6/15/2036                                        6,547,106
    10,000,000     Federal Home Loan Mortgage Corp. REMIC 3179 FP, 5.471%, 7/15/2036                                      10,006,878
    2,199,526     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.491%, 8/15/2036                                        2,195,284
                     TOTAL                                                                                                38,317,047
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -10.3%
    1,292,736     Federal National Mortgage Association REMIC 2005-63 FC, 5.123%, 10/25/2031                               1,281,086
    1,849,083     Federal National Mortgage Association REMIC 2006-43 FL, 5.273%, 6/25/2036                                1,848,181
    6,158,491     Federal National Mortgage Association REMIC 2006-58 FP, 5.173%, 7/25/2036                                6,144,209
    8,790,690     Federal National Mortgage Association REMIC 2006-81 FB, 5.223%, 9/25/2036                                8,786,733
    8,428,560     Federal National Mortgage Association REMIC 2006-85 PF, 5.253%, 9/25/2036                                8,414,821
    2,669,994     Federal National Mortgage Association REMIC 2006-93 FM, 5.253%, 10/25/2036                               2,652,885
    8,514,016     Federal National Mortgage Association REMIC 2006-104 FY, 5.213%, 11/25/2036                              8,474,739
    8,898,704     Federal National Mortgage Association REMIC 2006-115 EF, 5.233%, 12/25/2036                              8,869,900
                     TOTAL                                                                                                46,472,554
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                            84,789,601
                     (IDENTIFIED COST $85,056,698)
                  MORTGAGE-BACKED SECURITIES--92.3%1
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -41.1%
    26,869,545   2 4.500%, 6/1/2019                                                                                       26,080,535
    54,613,964     5.000%, 2/1/2019 - 4/1/2036                                                                            52,667,317
    67,078,705     5.500%, 12/1/2021 - 4/1/2036                                                                           66,427,046
    32,709,370     6.000%, 10/1/2020 - 7/1/2037                                                                           33,095,882
      873,207     6.500%, 9/1/2029                                                                                           902,776
    2,478,440     7.000%, 2/1/2031 - 3/1/2032                                                                              2,588,928
    2,522,602     7.500%, 12/1/2022 - 2/1/2031                                                                             2,692,651
      471,605     8.000%, 9/1/2014 - 11/1/2029                                                                               501,520
       43,944     9.000%, 11/1/2009 - 2/1/2013                                                                                44,461
       24,611     9.500%, 9/1/2016                                                                                            27,285
       12,035     11.500%, 12/1/2014                                                                                          13,884
                     TOTAL                                                                                               185,042,285
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -49.0%
    35,531,879   3 5.000%, 7/1/2034 - 12/1/2037                                                                           34,152,835
    73,030,725     5.500%, 9/1/2034 - 4/1/2036                                                                            72,108,385
    77,871,796   3 6.000%, 6/1/2016 - 11/1/2037                                                                           78,507,761
    29,903,055   3 6.500%, 12/1/2027 - 12/1/2037                                                                          30,603,286
    2,432,980     7.000%, 7/1/2029 - 2/1/2032                                                                              2,543,486
      644,723     7.500%, 3/1/2010 - 8/1/2031                                                                                674,988
      559,132     8.000%, 12/1/2026                                                                                          601,260
      881,115     10.000%, 11/1/2009 - 3/1/2025                                                                              982,939
      422,171     10.500%, 12/1/2019 - 4/1/2022                                                                              468,444
                     TOTAL                                                                                               220,643,384
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -2.2%
    4,994,773     6.000%, 1/15/2037                                                                                        5,061,455
    3,756,736     7.000%, 6/15/2026 - 1/15/2032                                                                            3,945,871
       11,013     7.500%, 1/15/2031                                                                                           11,644
      330,400     8.000%, 11/15/2023 - 7/15/2030                                                                             357,153
      248,039     8.500%, 6/15/2030                                                                                          271,168
                     TOTAL                                                                                                 9,647,291
                     TOTAL MORTGAGE-BACKED SECURITIES                                                                    415,332,960
                     (IDENTIFIED COST $408,812,507)
                  REPURCHASE AGREEMENTS--5.5%
    3,649,000   4 Interest in $73,125,000 joint repurchase agreement 4.81%, dated 10/11/2007 under which Credit Suisse     3,649,000
                  First Boston Corp. will repurchase a U.S. Treasury and U.S. Government Agency securities with various maturities to 8/25/2037 for $73,447,420 on 11/13/2007. The market value of the underlying securities at the end of the period was $75,834,532 (segregated pending settlement of dollar-roll transactions).
    21,269,000     Interest in $1,625,000,000 joint repurchase 4.95%, dated 10/31/2007 under which Deutsche Bank          21,269,000
                  Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                  10/1/2037 for $1,625,223,438 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,659,357,587.
                     TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                24,918,000
                     TOTAL INVESTMENTS-121.8%                                                                            548,426,791
                     (IDENTIFIED COST $542,180,968)5
                     OTHER ASSETS AND LIABILITES -NET - (21.8)%                                                         (98,195,833)
                     TOTAL NET ASSETS -100%                                                                            $ 450,230,958
          At October 31, 2007, the Fund had the following outstanding futures contracts:
          DESCRIPTION                 NUMBER OF              NOTIONAL                    EXPIRATION DATE                  UNREALIZED
                                      CONTRACTS                VALUE                                                   APPRECIATION/
                                                                                                                      (DEPRECIATION)
          6U.S. Treasury Notes 2 258                              $53,434,219              December 2007                   $ 152,263
          Year Long Futures
          6U.S. Treasury Bond    85                              $  9,570,469              December 2007                   $(97,921)
          Short Futures
                     NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                      $  54,342


1 Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Government National Mortgage Association securities approximates one to ten years.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At October 31, 2007, the cost of investments for federal tax purposes was $542,180,968. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $6,245,823. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,686,236 and net unrealized depreciation from investments for those securities having an excess of cost over value of $440,413.

6    Non income producing security.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
     In calculating its net asset value (NAV), the Fund generally values investments as follows:


     {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

     {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

     {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

     {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

     {circle}Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or piece evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.



FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
     The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.


     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:


     {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

     {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

     {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.



The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 20, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007